Transactions with Related Parties - Summary of Base Management and Performance Incentive Fees Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total management fee incurred during the period	$ 20,657	$ 24,194	$ 35,035
PNMAC Capital Management LLC [Member]
Related Party Transaction [Line Items]
Total management fee incurred during the period	20,657	24,194	35,035
PNMAC Capital Management LLC [Member] | Base [Member]
Related Party Transaction [Line Items]
Total management fee incurred during the period	20,657	22,851	23,330
PNMAC Capital Management LLC [Member] | Performance incentive [Member]
Related Party Transaction [Line Items]
Total management fee incurred during the period	$ 0	$ 1,343	$ 11,705